Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Dec. 14, 2012
U.S. Government/AAA-Rated Securities Fund (Prospectus Summary) | U.S. Government/AAA-Rated Securities Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	U.S. GOVERNMENT/AAA-RATED SECURITIES FUND SM
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund's investment objective is to provide a high level of current income consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold an interest in Class 4 shares of the fund. It does not reflect insurance contract fees and expenses. If insurance contract fees and
		expenses were reflected, expenses shown would be higher.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results. During the most recent fiscal year, the fund's portfolio turnover rate
		was 234% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	234.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the cost of investing in
Class 4 shares of the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem your shares at the end of the periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses
		shown would be higher.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Normally, the fund invests at least 80% of its assets in securities that are guaranteed or sponsored by the U.S. government or debt securities that are rated Aaa or AAA by Nationally Recognized Statistical Rating Organizations
designated by the fund's investment adviser or unrated but determined to be of equivalent quality by the fund's investment adviser. The fund is designed for investors seeking income and more price stability than from investing in stocks and lower quality debt securities, and capital preservation over the long term.

The fund may also invest a significant portion of its assets in mortgage-backed securities, including contracts for future delivery of such securities, such as to be announced contracts and mortgage rolls. The contracts for future delivery are normally of short duration and are replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the fund's portfolio resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy. Certain of these securities may not be backed by the full faith and credit of the U.S. government and may be supported only by the credit of the issuer.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment
		opportunities.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	THIS SECTION DESCRIBES THE PRINCIPAL RISKS ASSOCIATED WITH THE FUND'S PRINCIPAL
INVESTMENT STRATEGIES.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

INVESTING IN SECURITIES BACKED BY THE U.S. GOVERNMENT -- Securities backed by the
U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity.
Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S.
government.

INVESTING IN BONDS -- Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

INVESTING IN MORTGAGE-RELATED SECURITIES -- Mortgage-related securities are subject to prepayment risk, as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund's income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended. This reduces the potential for the fund to invest the principal in higher yielding securities.

INVESTING IN FUTURE DELIVERY CONTRACTS -- Contracts for future delivery of mortgage-related securities, such as to be announced contracts and mortgage dollar rolls, involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund's market exposure, and the market price of the securities the fund contracts to repurchase could drop below their purchase price. While the fund can preserve capital and generate gains through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions.
In addition, these transactions may increase the turnover rate of the fund.

MARKET CONDITIONS -- The prices of, and income generated by, the bonds and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

MANAGEMENT -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

It is important to note that neither your investment in the fund nor the fund's yield is guaranteed by the U.S. government. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency, entity or
		person.
Risk Lose Money [Text]	rr_RiskLoseMoney	YOU MAY LOSE MONEY BY INVESTING IN THE FUND.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	INVESTMENT RESULTS
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information shows how the investment results of the Class 4 shares of the fund would have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. The Lipper General U.S.
Government Funds Average includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund.
The Consumer Price Index provides a comparison of the fund's results to inflation. Past results are not predictive of future results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have
		been lower.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information shows how the investment results of the Class 4 shares of the fund would have varied from year to year and how the fund's average annual total returns for various periods compare with different broad measures of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns.	[1]
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following information shows how the investment results of the Class 4 shares of the fund would have varied from year to year and how the fund's average annual total returns for various periods compare with different
		broad measures of market performance.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The fund's highest/lowest quarterly results during this time period were: HIGHEST 5.10% (quarter ended December 31, 2008) LOWEST -1.89% (quarter ended June 30, 2004)
Caption	rr_AverageAnnualReturnCaption	For periods ended December 31, 2011: AVERAGE ANNUAL TOTAL RETURNS
U.S. Government/AAA-Rated Securities Fund (Prospectus Summary) | U.S. Government/AAA-Rated Securities Fund | Barclays U.S. Government/Mortgage Backed Securities Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays U.S. Government/Mortgage Backed Securities Index (reflects no deduction for sales charges, account fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	7.74%	[1]
5 Years	rr_AverageAnnualReturnYear05	6.56%	[1]
10 Years	rr_AverageAnnualReturnYear10	5.64%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	7.47%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 02, 1985
U.S. Government/AAA-Rated Securities Fund (Prospectus Summary) | U.S. Government/AAA-Rated Securities Fund | Lipper General U.S. Government Funds Average
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper General U.S. Government Funds Average (reflects no deduction for sales charges, account fees or taxes)
1 Year	rr_AverageAnnualReturnYear01	8.44%	[1]
5 Years	rr_AverageAnnualReturnYear05	5.85%	[1]
10 Years	rr_AverageAnnualReturnYear10	4.97%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	6.35%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 02, 1985
U.S. Government/AAA-Rated Securities Fund (Prospectus Summary) | U.S. Government/AAA-Rated Securities Fund | Consumer Price Index (CPI)
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Consumer Price Index (CPI)
1 Year	rr_AverageAnnualReturnYear01	2.96%	[1]
5 Years	rr_AverageAnnualReturnYear05	2.26%	[1]
10 Years	rr_AverageAnnualReturnYear10	2.48%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	2.83%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 02, 1985	[1]
U.S. Government/AAA-Rated Securities Fund (Prospectus Summary) | U.S. Government/AAA-Rated Securities Fund | Class 4
Risk Return [Abstract]	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.33%
Distribution fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.84%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	86
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	268
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	466
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,037
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Lipper General U.S. Government Funds Average includes mutual funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. The Consumer Price Index provides a comparison of the fund's results to inflation.
Annual Return 2002	rr_AnnualReturn2002	8.91%
Annual Return 2003	rr_AnnualReturn2003	2.01%
Annual Return 2004	rr_AnnualReturn2004	3.07%
Annual Return 2005	rr_AnnualReturn2005	2.19%
Annual Return 2006	rr_AnnualReturn2006	3.43%
Annual Return 2007	rr_AnnualReturn2007	6.30%
Annual Return 2008	rr_AnnualReturn2008	7.31%
Annual Return 2009	rr_AnnualReturn2009	2.27%
Annual Return 2010	rr_AnnualReturn2010	5.41%
Annual Return 2011	rr_AnnualReturn2011	7.32%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	HIGHEST
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	LOWEST
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.89%)
Label	rr_AverageAnnualReturnLabel	U.S. GOVERNMENT/AAA-RATED SECURITIES FUND
1 Year	rr_AverageAnnualReturnYear01	7.32%	[1]
5 Years	rr_AverageAnnualReturnYear05	5.71%	[1]
10 Years	rr_AverageAnnualReturnYear10	4.80%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	6.34%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 02, 1985

[1]	Lifetime results are from December 2, 1985, the date the fund began investment operations. Class 4 shares are expected to begin operations on December 14, 2012; therefore, results for the fund prior to that date assume a hypothetical investment in Class 1 shares, reduced by the .50% annual expense that applies to Class 4 shares, .25% of which is described in the "Plans of distribution" section of this prospectus and .25% of which is described in the "Fund expenses" section of this prospectus. Results for Class 1 shares are comparable to those of Class 4 shares because both classes invest in the same portfolio of securities.